Document and Entity Information	Jul. 02, 2024
Cover [Abstract]
Entity Registrant Name	SIGMATRON INTERNATIONAL INC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000915358
Document Type	8-K
Document Period End Date	Jul. 02, 2024
Entity Incorporation State Country Code	DE
Entity File Number	0-23248
Entity Tax Identification Number	36-3918470
Entity Address, Address Line One	2201 Landmeier Road
Entity Address, City or Town	Elk Grove Village
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60007
City Area Code	(847)
Local Phone Number	956-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $0.01 par value per share
Trading Symbol	SGMA
Entity Emerging Growth Company	false